Award Timing Disclosure	12 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We have not historically granted stock options or similar awards as part of our equity compensation programs and did not grant any stock options during the year ended September 30, 2025. If stock options or similar awards are granted in the future, our policy is to not grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, and not time the public release of such information based on stock option grant dates. In addition, it is our policy to not grant stock options or similar awards during periods in which there is material nonpublic information about the Company, including during “blackout” periods or at any time during the four business days prior to or within one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.

Award Timing Method	In addition, it is our policy to not grant stock options or similar awards during periods in which there is material nonpublic information about the Company, including during “blackout” periods or at any time during the four business days prior to or within one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	If stock options or similar awards are granted in the future, our policy is to not grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, and not time the public release of such information based on stock option grant dates. In addition, it is our policy to not grant stock options or similar awards during periods in which there is material nonpublic information about the Company, including during “blackout” periods or at any time during the four business days prior to or within one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.